SEGMENT INFORMATION (General) (Details)	12 Months Ended
Oct. 31, 2018
Segment Reporting [Abstract]
Number of Reportable Segments	3
Segment Reporting, Factors Used to Identify Entity's Reportable Segments	Our operating segments were determined based primarily on how the chief operating decision maker views and evaluates our operations. Segment operating results are regularly reviewed by the chief operating decision maker to make decisions about resources to be allocated to each segment and to assess performance. Other factors, including market separation and customer specific applications, go-to-market channels, products and services and manufacturing are considered in determining the formation of these operating segments.